Fair value option	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value option
Fair value option

We elected fair value as an alternative measurement for selected financial assets and liabilities. The following table presents the assets and liabilities of consolidated investment management funds, at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31,
(in millions)	2017	2016
Assets of consolidated investment management funds:
Trading assets	$516	$979
Other assets	215	252
Total assets of consolidated investment management funds	$731	$1,231
Liabilities of consolidated investment management funds:
Trading liabilities	$—	$282
Other liabilities	2	33
Total liabilities of consolidated investment management funds	$2	$315

BNY Mellon values the assets and liabilities of its consolidated investment management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated investment management funds. Changes in the value of the assets and liabilities are recorded in the income statement as investment income of consolidated investment management funds and in the interest of investment management fund note holders, respectively.

We have elected the fair value option on $240 million of long-term debt. The fair value of this long-term debt was $367 million at Dec. 31, 2017 and $363 million at Dec. 31, 2016. The long-term debt is valued using observable market inputs and is included in Level 2 of the valuation hierarchy.

The following table presents the changes in fair value of long-term debt and certain loans for which we elected the fair value option that we previously held in 2016 and 2015, and the location of the changes in the income statement. There were no loans valued under the fair value option election at Dec. 31, 2017 and Dec. 31, 2016.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2017	2016	2015
Loans:
Investment and other income	$—	$12	$3
Long-term debt:
Foreign exchange and other trading revenue	$(4)	$(4)	$(12)

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.